ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
ADVANCES FROM CUSTOMERS
Schedule of advances from customers

	December 31,
	2021	2022
Customer B	67,026	35,040
Customer D	28,813	37,331
Customer E	18,379	76,393
Others	179,401	126,404
Total	$293,619	$275,168
Less: Advances from customers – short-term portion	$202,958	$121,992
Advances from customers – long-term portion	$90,661	$153,176